Related Party Transactions (Details) - Schedule of Remuneration of Directors and Key Management Personnel - USD ($)	3 Months Ended		6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Payments to key management personnel:
Salaries, consulting and directors’ fees	$ 285,413	$ 491,889	$ 667,582	$ 851,262
Share-based payments	243,323	767,436	438,008	1,792,129
Total	$ 528,736	$ 1,259,325	$ 1,105,590	$ 2,643,391